Stock Based Compensation (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
[custom:GrantedRestrictedShares]	135,616	225,000	478,261
[custom:GrantedRestrictedValue]	$ 28,690	$ 19,347